LEASES (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 4,356	$ 4,169	$ 1,602
ROU assets obtained in exchange for lease liabilities:
Operating leases			$ 10,063